Related Parties - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Related Parties
Loans and Leases Receivable, Related Parties	$ 4,793	$ 4,868
Related Party Deposit Liabilities	8,247	3,757
Related Party Transaction, Amounts of Transaction	$ 3,372	$ 3,303	$ 3,522